J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

JPMorgan Core Plus Bond ETF

JPMorgan Income ETF

JPMorgan International Bond Opportunities ETF

JPMorgan Municipal ETF

JPMorgan Short Duration Core Plus ETF

JPMorgan Ultra-Short Income ETF

JPMorgan Ultra-Short Municipal Income ETF

JPMorgan USD Emerging Markets Sovereign Bond ETF

JPMorgan BetaBuilders U.S. Aggregate Bond ETF (formerly JPMorgan U.S. Aggregate Bond ETF)

JPMorgan BetaBuilders USD High Yield Corporate Bond (formerly JPMorgan High Yield Research Enhanced ETF)

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF (formerly JPMorgan Corporate Bond Research Enhanced ETF)

JPMorgan BetaBuilders MSCI US REIT ETF

JPMorgan Inflation Managed Bond ETF

JPMorgan Realty Income ETF

JPMorgan Active Value ETF

JPMorgan ActiveBuilders U.S. Large Cap Equity ETF

JPMorgan Equity Premium Income ETF

JPMorgan Nasdaq Equity Premium Income ETF

JPMorgan Market Expansion Enhanced Equity ETF

JPMorgan International Research Enhanced Equity ETF

JPMorgan ActiveBuilders Emerging Markets Equity ETF

JPMorgan ActiveBuilders International Equity ETF

JPMorgan International Growth ETF

JPMorgan BetaBuilders Canada ETF

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF

JPMorgan BetaBuilders Europe ETF

JPMorgan BetaBuilders International Equity ETF

JPMorgan BetaBuilders Japan ETF

JPMorgan BetaBuilders U.S. Equity ETF

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

JPMorgan Carbon Transition U.S. Equity ETF

JPMorgan Diversified Return Emerging Markets Equity ETF

JPMorgan Diversified Return International Equity ETF

JPMorgan Diversified Return U.S. Equity ETF

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

JPMorgan Diversified Return U.S. Small Cap Equity ETF

JPMorgan U.S. Momentum Factor ETF

JPMorgan U.S. Quality Factor ETF

JPMorgan U.S. Value Factor ETF

JPMorgan Climate Change Solutions ETF

JPMorgan Social Advancement ETF

JPMorgan Sustainable Consumption ETF

JPMorgan Sustainable Infrastructure ETF

JPMorgan Active Growth ETF

(the “Funds”)

(each a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated March 7, 2023

to the Current Statements of Additional Information, as supplemented

SUP-ETFSAI-323

The following changes are effective immediately:

Statement of Additional Information Part I (JPMorgan BetaBuilders USD High Yield Corporate Bond ETF only):

The number of shares in a Creation and Redemption Unit for the Fund as described in the table under the “Purchase and Redemption of Creation Units” section of the Fund’s Statement of Additional Information Part I hereby is deleted and replaced with the following:

FUND	CREATION*	REDEMPTION*
BetaBuilders USD High Yield Corporate Bond ETF	25,000	25,000

*	May be revised at any time without notice.

Statement of Additional Information Part II (all Funds):

The “PORTFOLIO TRANSACTIONS — Portfolio Trading by Authorized Participants” section of the Funds’ Statements of Additional Information Part II is hereby deleted in its entirety and replaced with the following:

Portfolio Trading by Authorized Participants

When creation or redemption transactions consist of cash, the transactions may require a Fund to contemporaneously transact with broker-dealers for purchases or sales of portfolio securities, as applicable. Depending on the timing of the transactions and certain other factors, such transactions may be placed with the purchasing or redeeming Authorized Participant in its capacity as a broker-dealer or with its affiliated broker-dealer and conditioned upon an agreement with the Authorized Participant or its affiliated broker-dealer to transact at guaranteed prices in order to reduce transaction costs incurred as a consequence of settling creations or redemptions in cash rather than in-kind.

Specifically, following a Fund’s receipt of a creation or redemption order, to the extent such purchases or redemptions consist of a cash portion, the Fund may enter an order with the Authorized Participant or its affiliated broker-dealer to purchase or sell the portfolio securities, as applicable. Such Authorized Participant or its affiliated broker-dealer will be required to guarantee that the Fund will achieve execution of its order at a price at least as favorable to the Fund as the Fund’s valuation of the portfolio securities used for purposes of calculating the NAV applied to the creation or redemption transaction giving rise to the order (the “Execution Performance Guarantee”). Whether the execution of the order is at a price at least as favorable to the Fund will depend on the results achieved by the executing firm and will vary depending on market activity, timing and a variety of other factors.

An Authorized Participant is required to deposit an amount (the “Execution Performance Deposit”) with the Fund in order to ensure that the Execution Performance Guarantee will be honored on orders arising from creation transactions executed by an Authorized Participant or its affiliate as broker-dealer. If the broker-dealer executing the order achieves executions in market transactions at a price equal to or more favorable than a Fund’s valuation of the portfolio securities, the Authorized Participant generally may retain the benefit of the favorable executions and the Execution Performance Deposit is returned to the Authorized Participant. If, however, the broker-dealer executing the order is unable to achieve a price at least equal to a Fund’s valuation of the securities, the Fund retains the portion of the Execution Performance Deposit equal to the full amount of the execution shortfall (including any taxes, brokerage commissions or other costs) and may require the Authorized Participant to deposit any additional amount required to cover the full amount of the actual Performance Execution Guarantee.

An Authorized Participant agrees to pay the shortfall amount (the “Execution Performance Offset”) in order to ensure that the Execution Performance Guarantee will be honored for brokerage orders arising from redemption transactions executed by an Authorized Participant or its affiliate as broker-dealer. If the broker-dealer executing the order achieves executions in market transactions at a price equal to or more favorable than the Fund’s valuation of the portfolio securities, the Authorized Participant generally may retain the benefit of the favorable executions and the Authorized Participant is not called upon to honor the Execution Performance Offset. If, however, the broker-dealer is unable to achieve executions in market transactions at a price at least equal to the Fund’s valuation of the securities, the Fund will be entitled to the portion of the Execution Performance Offset equal to the full amount of the execution shortfall (including any taxes, brokerage commissions or other costs).

If an Authorized Participant has entered into an Execution Performance Guarantee, but the Authorized Participant is unable, as determined by the Adviser in its sole discretion, to execute the market transactions that are the subject of the Execution Performance Guarantee due to an extended market holiday that goes over seven calendar days or in certain other situations where all or a portion of the transactions are unable to be executed within seven calendar days, then the Fund may pay the full amount of the redemption order (or the remaining amount of the redemption order based on the unexecuted portion of the transaction) within the original seven calendar day period by using interfund lending, the Fund’s overdraft facility or cash on hand. The Authorized Participant (or an affiliated broker-dealer), acting on an agency basis, will subsequently enter into one or more separate market transactions when the markets reopen or the trades are otherwise able to be executed through which a Fund sells the portfolio securities (or the remaining unsold portfolio securities) subject to a guaranteed sales price. If the Authorized Participant (or an affiliated broker-dealer) achieves executions in market transactions at a price more favorable than a Fund’s valuation of the portfolio securities as of the NAV calculation applicable on the date of the redemption, then the Authorized Participant generally may retain the excess transaction proceeds. Specifically, if the Authorized Participant is unable to achieve executions in market transactions at a price at least equal to the Fund’s valuation of the portfolio securities as of the NAV calculation applicable on the date of the redemption, then the Authorized Participant is generally required to make the applicable shortfall payment to the Fund.

In addition, if transacting as broker with a Fund in a non-U.S. jurisdiction, the Authorized Participant may be required to cover foreign exchange costs through an Execution Performance Guarantee. If the foreign exchange transaction associated with the applicable security trades can only occur upon the settlement of a security trade and such trades are unable, as determined by the Adviser in its sole discretion, to be settled by the seventh calendar day after receipt of the Authorized Participant’s redemption order, then a Fund may pay within the original seven calendar day period the amount due in respect of the redemption order based on the foreign exchange rate as of the date of the redemption order by using interfund lending, the Fund’s overdraft facility or cash on hand (in addition to any sales proceeds from the executed portion of the original brokerage order) and subsequently enter into one or more separate foreign exchange transactions with the Authorized Participant (or a broker-dealer affiliate of the Authorized Participant), acting on an agency basis, and be subject to a guaranteed sales price. If the Authorized Participant achieves execution of the foreign exchange transactions at a price more favorable than the foreign exchange rate as of the NAV calculation applicable on the date of the redemption, then the Authorized Participant generally may retain the excess transaction proceeds. If the Authorized Participant is unable to achieve execution of the foreign exchange transactions at a price at least equal to the foreign exchange rate as of the NAV calculation applicable on the date of the redemption, then the Authorized Participant is required to make the applicable shortfall payment to the Fund.

The circumstances under which the Execution Performance Guarantee will be used and the expected amount of any Execution Performance Deposit or Execution Performance Offset for the Fund will be disclosed in the Authorized Participant Procedures Handbook and may change from time to time based on the actual experience of the Fund.

For details of brokerage commissions paid by the Funds, see “BROKERAGE — Brokerage Commissions” in Part I of this SAI.

For details of the Funds’ ownership of securities of the Funds’ regular broker dealers, see “BROKERAGE — Securities of Regular Broker-Dealers” in Part I of this SAI.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENTS OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE